Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 136,250		¥ 0
Acquisition	502,421		136,250
Measurement period adjustments	(26,335)
Exchange difference	(16,037)
Ending balance	¥ 596,299	$ 85,270	¥ 136,250